Long-Term Debt - 2019 Mezzanine Term Loan (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Long-Term Debt
Available borrowing capacity		$ 30,000
Proceeds from issuance of debt		9,563	$ 19,920
2019 Mezzanine Term Loan
Long-Term Debt
Maximum borrowing capacity	$ 10,000	40,000
Available borrowing capacity		30,000
Borrowing capacity on achievement of certain performance milestones		$ 10,000
Spread on variable rate		5.00%
Line of credit facility, maximum borrowing capacity	10,000	$ 40,000
Gain (Loss) on Extinguishment of Debt	$ 400
2019 Mezzanine Term Loan | Prime rate
Long-Term Debt
Interest rate		9.75%